Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Class A ordinary shares reflected in the balance sheet
At December 31, 2022 and 2021, the Class A ordinary shares reflected in the balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(10,810,000)
Class A ordinary shares issuance costs	(14,483,021)
Plus:
Accretion of carrying value to redemption value	29,893,021

Class A ordinary shares subject to possible redemption, December 31, 2021	234,600,000
Plus:
Accretion of carrying value to redemption value	3,175,823

Class A ordinary shares subject to possible redemption, December 31, 2022	$237,775,823

Summary of basic and diluted net loss per ordinary share
The following table
reflec
ts the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31, 2022		For the Period from February 11, 2021 (inception) through December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$1,604,372	$391,560	$(36,187)	$(104,013)
Denominator:
Basic and diluted weighted average shares outstanding	23,560,000	5,750,000	1,817,901	5,057,870

Basic and diluted net income ( loss ) per ordinary share	$0.07	$0.07	$(0.02)	$(0.02)